Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2016
Impairment Charges
Summary of impairment charges

	2016	2015	2014
Intangible assets (Note 17)	1,235	—	—
Property, plant and equipment (Note 9)	12,640	—	—
Project assets (Note 2(k))	13,844	10,853	—
Goodwill (Note 17)	65,223	—	—
Finance lease receivables (Note 8)	32,028	—

Total impairment charges	124,970	10,853	—